Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease expiration date	Aug. 31, 2025
Rent expense	$ 18,640	$ 17,804	$ 18,446
Minimum rentals for aggregate lease commitments
2017	8,866
2018	5,056			$ 11,835
2019	3,334			7,828
2020	1,852			4,826
2021	948			2,710
Thereafter	1,202			4,360
Total	21,258			35,592
Aggregate residual value at lease expiration for vehicle leases	15,571			14,630
Guaranteed aggregate residual value at lease expiration for vehicle leases	12,549			11,820
Liability for the estimated end-of-term loss related to residual value guarantee	$ 483			458
Purchase Commitment
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year				$ 4,033
Long-term purchase commitment, period	2 years
Purchase obligation, due in next twelve months	$ 12,000
Long-term purchase commitment, amount	$ 24,000
Research and Development Arrangement [Member]
Purchase Commitment
Long-term purchase commitment, period	4 years
Purchase obligation, due in next twelve months	$ 3,000
Long-term purchase commitment, amount	$ 8,000